Income Taxes (Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ 20,695	$ 1,310	$ (4,931)
Pretax income from foreign operations	36,213	134,993	124,320
Income before income taxes	$ 56,908	$ 136,303	$ 119,389